UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Western Investment LLC
Address: 7050 South Union Park Center, Ste 590
         Midvale, UT  84047

13F File Number:  028-10869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Lipson
Title:     Managing Member
Phone:     801-568-1400

Signature, Place, and Date of Signing:

 /s/Arthur Lipson     Salt Lake City, UT     May 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $33,544 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVENT CLAYMORE CV SECS & IN   COM              00764C109      327    19290 SH       Sole                    19290        0        0
ALLIANZGI EQUITY & CONV INCO   COM              018829101      356    19776 SH       Sole                    19776        0        0
ALPINE TOTAL DYNAMIC DIVID F   COM SBI          021060108      155    38000 SH       Sole                    38000        0        0
AMERICAN CAP MTG INVT CORP     COM              02504A104      517    20000 SH       Sole                    20000        0        0
ARMOUR RESIDENTIAL REIT INC    COM              042315101       78    12000 SH       Sole                    12000        0        0
BLACKROCK CR ALLCTN INC TR     COM              092508100      413    29476 SH       Sole                    29476        0        0
BOULDER GROWTH & INCOME FD I   COM              101507101       81    11100 SH       Sole                    11100        0        0
CENTRAL SECS CORP              COM              155123102      427    20546 SH       Sole                    20546        0        0
CREXUS INVT CORP               COM              226553105      208    16000 SH       Sole                    16000        0        0
DYNEX CAP INC                  COM NEW          26817Q506      374    35000 SH       Sole                    35000        0        0
EATON VANCE ENHANCED EQ INC    COM              278274105      476    40794 SH       Sole                    40794        0        0
EATON VANCE RISK MNGD DIV EQ   COM              27829G106     8692   790896 SH       Sole                   790896        0        0
GABELLI DIVD & INCOME TR       COM              36242H104      217    11441 SH       Sole                    11441        0        0
MACQUARIE GLBL INFRA TOTL RE   COM              55608D101     4942   233437 SH       Sole                   233437        0        0
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     1267    75700 SH       Sole                    75700        0        0
MVC CAPITAL INC                COM              553829102    13492  1051578 SH       Sole                  1051578        0        0
NEWCASTLE INVT CORP            COM              65105M108      378    33800 SH       Sole                    33800        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      421     6100 SH       Sole                     6100        0        0
ROYCE FOCUS TR                 COM              78080N108      175    25106 SH       Sole                    25106        0        0
SPECIAL OPPORTUNITIES FD INC   COM              84741T104      548    32906 SH       Sole                    32906        0        0